Income Tax Expense Benefit (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 476
State			61	16	34
Total Current			61	16	510
Deferred:
Federal			7,361	(494)	246
State			1,298	(82)	41
Total Deferred			8,659	(576)	287
Income tax expense (benefit)	$ (1,552)	$ (2,748)	$ 8,720	$ (560)	$ 797